Tax - Deferred tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of net deferred tax asset
At 1 January	£ (836)	£ (610)
Charge/(credit) to income statement	(236)	(9)
(Credit)/charge to other comprehensive income	(916)	(224)
Currency translation and other adjustments	37	4
At 31 December	(1,951)	(836)
Discontinued operations
Reconciliation of net deferred tax asset
Charge/(credit) to income statement		3
Pension
Reconciliation of net deferred tax asset
At 1 January	24	(4)
Charge/(credit) to income statement	1	19
(Credit)/charge to other comprehensive income	(2)	10
Currency translation and other adjustments		(1)
At 31 December	23	24
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	(42)	(64)
Charge/(credit) to income statement	(43)	21
Currency translation and other adjustments	10	1
At 31 December	(75)	(42)
Provisions
Reconciliation of net deferred tax asset
At 1 January	(97)	(85)
Charge/(credit) to income statement	14	(5)
(Credit)/charge to other comprehensive income	1	(7)
At 31 December	(82)	(97)
Fair value of financial instruments
Reconciliation of net deferred tax asset
At 1 January	248	480
Charge/(credit) to income statement	(171)	(10)
(Credit)/charge to other comprehensive income	(913)	(222)
Currency translation and other adjustments	31
At 31 December	(805)	248
Total losses carried forward
Reconciliation of net deferred tax asset
At 1 January	(899)	(905)
Charge/(credit) to income statement	(51)	(1)
Currency translation and other adjustments	(2)	4
At 31 December	(952)	(899)
Total losses carried forward | Discontinued operations
Reconciliation of net deferred tax asset
Charge/(credit) to income statement		3
Other
Reconciliation of net deferred tax asset
At 1 January	(70)	(32)
Charge/(credit) to income statement	14	(33)
(Credit)/charge to other comprehensive income	(2)	(5)
Currency translation and other adjustments	(2)
At 31 December	£ (60)	£ (70)